CHANGE IN SHAREHOLDING OF THE PHILIPPINES SUBSIDARIES - Effects of Changes in Company's Ownership Interest (Parenthetical) (Detail) (Melco Crown Philippines Resorts Corporation [Member])	Dec. 31, 2013	Apr. 24, 2013	Apr. 08, 2013
Melco Crown Philippines Resorts Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary	2,846,595,000	981,183,700	2,846,595,000